Authorised and issued share capital - Options Granted, WPP Executive Share Option Scheme (Detail) - Ordinary shares	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	21,664,190	20,447,140
WPP
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	6,741	6,741
WPP | Exercise price group 1
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	3,696
Exercise price per share (in pound per share) | £ / shares	£ 8.333
Exercise dates	2015 - 2022
WPP | Exercise price group 2
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	3,045
Exercise price per share (in pound per share) | £ / shares	£ 10.595
Exercise dates	2016 - 2023